Related Party Transactions And Amounts Outstanding With Related Parties (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Due from related parties		$ 39,094		$ 41,320
Due to related parties		19,116		19,319
Best Solar
Related Party Transaction [Line Items]
Prepayments to related parties						15,573
Due from related parties		19,320		1,665
Best Solar | Modules Production Equipment
Related Party Transaction [Line Items]
Purchases from related parties	21,248	0	[1]	0	[1]	21,248	[1]
Best Solar | Buildings, Plant and Land Use Rights
Related Party Transaction [Line Items]
Purchases from related parties		0	[1]	61,574	[1]	0	[1]
Payment to related parties		11,989
Best Solar | Modules and Cells
Related Party Transaction [Line Items]
Sales to related parties		0	[1]	0	[1]	4,587	[1]
Best Solar | PV Products
Related Party Transaction [Line Items]
Sales to related parties		2,281	[1]	723	[1]	0	[1]
Best Solar | Modules
Related Party Transaction [Line Items]
Purchases from related parties		1,434				29,426
Best Solar | Raw materials and supplies
Related Party Transaction [Line Items]
Purchases from related parties						51,443
Geermu Hydropower
Related Party Transaction [Line Items]
Due from related parties		3,892		38,805
Geermu Hydropower | Other Pv Products Segment
Related Party Transaction [Line Items]
Sales to related parties		951		36,526
JXLXI
Related Party Transaction [Line Items]
Due to related parties		952		1,519
JXLXI | Low Value Consumables
Related Party Transaction [Line Items]
Purchases from related parties		652	[2]	573	[2]	1,993	[2]
Suzhou
Related Party Transaction [Line Items]
Due from related parties		763		850
Due to related parties				8,340
Suzhou | Auxiliary
Related Party Transaction [Line Items]
Purchases from related parties		3,056	[3]	11,142	[3]	7,821	[3]
Sinoma
Related Party Transaction [Line Items]
Due from related parties		11,345
Equity interest transferred		100.00%
Consideration transferred		25,455	[4]	0	[4]	0	[4]
Consideration Payable Balance Due		14,110
Due to related parties				9,460
Sinoma | Crucibles
Related Party Transaction [Line Items]
Purchases from related parties		6,220	[4]	18,116	[4]	14,252	[4]
Advance Payments for Future Purchase		11,345
Century
Related Party Transaction [Line Items]
Payment to related parties		3,774
Due from related parties		3,774
HRX
Related Party Transaction [Line Items]
Payment to related parties		18,164
Due to related parties		$ 18,164

[1]	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar. The Group purchased the crystalline modules of US$29,426, US$ nil and US$1,434 from Best Solar during the years ended December 31, 2010, 2011 and 2012. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443, US$ nil and US$ nil from Best Solar during the year ended December 31, 2010, 2011 and 2012. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010. The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011. The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010. The Group sold PV projects of US$723 and US$2,281 to Best Solar during the year ended December 31, 2011 and 2012 respectively. The Group settled the payable due to Best Solar related to the purchased buildings, plant and land use rights, amounting to US$11,989, during the year ended December 31, 2012. The outstanding amounts due from Best Solar as of December 31, 2011 and 2012 were US$1,665 and US$19,320 respectively.
[2]	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., ("JXLXI") which is a company controlled by Mr. Peng, amounting to US$1,993, US$573 and US$652 during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to JXLXI was US$1,519 and US$952 as of December 31, 2011 and 2012 respectively.
[3]	The Group purchased auxiliary materials of US$7,821, US$11,142 and US$3,056 from Saiwen Industry (Suzhou) Co., Ltd., ("SZSW"), a company controlled by Mr. Peng, during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to SZSW was US$8,340 and US$ nil as of December 31, 2011 and 2012 and due from SZSW was US$850 and US$ 763 as of December 31, 2011 and 2012.
[4]	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$14,252, US$18,116 and US$6,220 during the years ended December 31, 2010, 2011 and 2012 respectively. The Group transferred 100% equity interest of GE ER MU LDK Solar Power Co., Ltd. ("LDK GRM'') to Sinoma with a consideration of US$25,455. The Group and Sinoma agreed to settle the consideration through off-setting the Group's payable balance due to Sinoma of US$14,110 and the remaining amount of US$11,345 would be treated as advance payments for future purchase of crucibles. The outstanding amount due to Sinoma was US$9,460 and US$ nil as of December 31, 2011 and 2012 and due from Sinoma was US$ nil and US$11,345 as of December 31, 2011 and 2012.